Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
Net earnings attributable to common shareholders - basic	579	537	1,209	939
Dividends declared per common share (in dollars)	0.4375	0.9975	1.4350	1.9950
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	930.9	912.3	925.6	912.3
Assumed exercise of stock options (1)	—	—	—	—
Weighted average number of common shares outstanding - diluted (in millions)	930.9	912.3	925.6	912.3
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 5,503,174 for the second quarter of 2025 and for the first half of 2025, compared to 6,554,350 for the second quarter of 2024 and for the first half of 2024